Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables
Customer advances	$ 64,245	$ 54,135
Trade payables	24,079	13,189
Accrued invoices	14,224	10,852
Admission fee	45,336	41,002
Other income to be accrued	565	659
Tenant deposits	643	673
Total trade payables	149,092	120,510
Taxes payable	10,736	7,801
Other payables	22,009	26,451
Total other payables	32,745	34,252
Total trade and other payables	181,837	154,762
Trade and other payables	60,944	53,422
Current	120,893	101,340
Total other payable	$ 181,837	$ 154,762